Note 6 - Financial Instruments and Risk Management (Details Textual) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 17, 2022 kr / shares	Jun. 30, 2024 USD ($)	Jun. 21, 2024 kr / shares	Jun. 20, 2024 $ / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	351,036
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in DKK per share) | kr / shares	kr 1
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)			kr 4.799	$ 0.707
Class of warrants exercise price of warrants per ADS (in dollars per share) | (per share)			kr 47.99	$ 7.07
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercise price of warrants per ADS (in dollars per share) | (per share)					kr 27.52	$ 4
Warrant liabilities [member]
Statement Line Items [Line Items]
Adjustments for increase (decrease) in derivative financial liabilities		$ 1.1
Issues, fair value measurement, liabilities		8.6
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities		(7.4)
Gains (losses) on financial liabilities at amortised cost		$ (0.2)